UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  6/30/18

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2018 (unaudited)
Templeton Dynamic Equity Fund
	Industry	Shares	Value
Common Stocks 94.9%
Belgium 1.3%
UCB SA.	Pharmaceuticals	1,879	$147,833
Canada 6.0%
Goldcorp Inc	Metals & Mining	7,800	107,130
Husky Energy Inc	Oil, Gas & Consumable Fuels	22,700	353,921
Wheaton Precious Metals Corp	Metals & Mining	9,000	198,737
			659,788
China 6.1%
[a] Baidu Inc., ADR	Internet Software & Services	899	218,457
China Mobile Ltd	Wireless Telecommunication Services	25,706	228,358
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	132,000	115,579
Sinopec Engineering Group Co. Ltd	Construction & Engineering	109,000	113,917
			676,311
Denmark 1.0%
Vestas Wind Systems AS.	Electrical Equipment	1,706	105,674
France 4.7%
AXA SA	Insurance	4,635	113,802
Credit Agricole SA	Banks	6,731	89,927
Total SA.	Oil, Gas & Consumable Fuels	5,143	313,721
			517,450
Germany 0.8%
HeidelbergCement AG.	Construction Materials	1,114	93,815
Hong Kong 3.0%
AIA Group Ltd	Insurance	26,600	232,570
CK Asset Holdings Ltd	Real Estate Management & Development	12,500	99,254
			331,824
Italy 1.2%
UniCredit SpA	Banks	7,616	127,208
Japan 5.3%
IHI Corp	Machinery	3,000	104,612
INPEX Corp	Oil, Gas & Consumable Fuels	8,100	84,113
Omron Corp	Electronic Equipment, Instruments
	& Components	1,950	91,075
Panasonic Corp	Household Durables	7,500	101,190
Seven & i Holdings Co. Ltd	Food & Staples Retailing	2,470	107,797
Sumitomo Mitsui Financial Group Inc	Banks	2,600	101,139
			589,926
Netherlands 4.0%
Aegon NV	Insurance	22,366	134,211
NN Group NV	Insurance	4,625	188,262
[a] QIAGEN NV	Life Sciences Tools & Services	3,300	119,328
			441,801
South Korea 4.0%
Hana Financial Group Inc	Banks	4,947	190,047
Shinhan Financial Group Co. Ltd	Banks	6,463	250,895
			440,942

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland 3.3%
Novartis AG	Pharmaceuticals	3,460	$262,994
Roche Holding AG	Pharmaceuticals	476	105,999
			368,993
Taiwan 3.8%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	19,770	221,311
Pegatron Corp	Technology Hardware, Storage & Peripherals	50,000	102,915
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	13,970	99,288
			423,514
United Kingdom 13.1%
BAE Systems PLC	Aerospace & Defense	24,044	205,376
BP PLC	Oil, Gas & Consumable Fuels	14,084	107,560
Kingfisher PLC	Specialty Retail	26,719	104,797
[a] LivaNova PLC	Health Care Equipment & Supplies	3,300	329,406
Man Group PLC	Capital Markets	87,100	203,133
Prudential PLC	Insurance	10,170	232,952
Travis Perkins PLC	Trading Companies & Distributors	6,080	114,216
Vodafone Group PLC.	Wireless Telecommunication Services	64,473	156,510
			1,453,950
United States 37.3%
Advance Auto Parts Inc	Specialty Retail	1,058	143,571
Ally Financial Inc	Consumer Finance	5,297	139,152
Amgen Inc	Biotechnology	761	140,473
Apple Inc	Technology Hardware, Storage & Peripherals	1,702	315,057
Capital One Financial Corp	Consumer Finance	1,880	172,772
[a] Celgene Corp	Biotechnology	1,700	135,014
Comcast Corp., A	Media	7,156	234,788
Devon Energy Corp	Oil, Gas & Consumable Fuels	5,590	245,736
Eastman Chemical Co	Chemicals	3,001	299,980
Eli Lilly & Co	Pharmaceuticals	3,220	274,763
Gilead Sciences Inc	Biotechnology	1,650	116,886
Jones Lang LaSalle Inc	Real Estate Management & Development	1,878	311,729
Kellogg Co	Food Products	4,600	321,402
LyondellBasell Industries NV, A	Chemicals	2,851	313,182
Oracle Corp	Software	6,731	296,568
Perrigo Co. PLC	Pharmaceuticals	1,569	114,396
The Procter & Gamble Co	Household Products	2,291	178,836
Tapestry Inc	Textiles, Apparel & Luxury Goods	2,740	127,985
Twenty-First Century Fox Inc., A	Media	2,800	139,132
Voya Financial Inc	Diversified Financial Services	2,260	106,220
			4,127,642
Total Common Stocks (Cost $10,367,741)			10,506,671

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

Shares

Value

Short Term Investments (Cost $579,958) 5.2%

Money Market Funds 5.2%
United States 5.2%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	579,958	$579,958
Total Investments (Cost $10,947,699) 100.1%		11,086,629
Other Assets, less Liabilities (0.1)%		(7,884)
Net Assets 100.0%		$11,078,745

See Abbreviations on page 17.

[a]Non-income producing.
[b]See Note 5 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

|3

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2018 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests 93.2%
Austria 0.6%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	92,774	$5,571,126
Brazil 1.5%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	2,717,400
Grendene SA	Textiles, Apparel & Luxury Goods	3,067,836	6,270,180
[a] Ser Educacional SA, Reg S	Diversified Consumer Services	1,036,500	4,210,142
Wiz Solucoes e Corretagem de seguros SA	Insurance	983,685	2,076,500
			15,274,222
China 17.4%
[b,c] Baozun Inc., ADR	Internet Software & Services	601,384	32,895,705
China Everbright Ltd	Capital Markets	3,480,000	6,386,908
Chinasoft International Ltd	IT Services	8,008,000	6,246,323
[b] Chongqing Machinery & Electric Co. Ltd., H	Industrial Conglomerates	25,310,000	2,322,595
COSCO Shipping Ports Ltd	Transportation Infrastructure	7,149,951	5,959,773
Fanhua Inc., ADR	Insurance	201,020	5,729,070
[b] Health and Happiness H&H International Holdings Ltd	Food Products	1,851,500	12,766,443
Huaxin Cement Co. Ltd., B	Construction Materials	9,955,953	13,460,448
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	4,997,517
[c] Luye Pharma Group Ltd	Pharmaceuticals	10,634,000	10,910,420
[b] Noah Holdings Ltd., ADR	Capital Markets	214,154	11,168,131
Sunny Optical Technology Group Co. Ltd	Electronic Equipment, Instruments
	& Components	1,002,000	18,645,306
TravelSky Technology Ltd., H	IT Services	4,567,200	13,301,027
Uni-President China Holdings Ltd	Food Products	11,454,000	14,715,216
Weifu High-Technology Co. Ltd., B	Auto Components	1,988,000	4,327,660
Xinyi Solar Holdings Ltd	Semiconductors & Semiconductor Equipment	18,680,200	5,737,828
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	8,836,600	6,047,953
			175,618,323
Czech Republic 0.9%
Moneta Money Bank AS	Banks	2,567,132	8,810,569
Egypt 2.6%
[b] Arabian Food Industries Co. DOMTY	Food Products	329,322	184,082
Eastern Tobacco	Tobacco	697,746	6,944,698
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	1,373,432	10,364,076
[b] Global Telecom Holding SAE	Wireless Telecommunication Services	15,222,239	3,973,609
Integrated Diagnostics Holdings PLC.	Health Care Providers & Services	1,049,430	4,827,378
			26,293,843
Georgia 0.6%
[b] Georgia Healthcare Group PLC	Health Care Providers & Services	1,950,607	6,478,568
Hong Kong 2.9%
Amvig Holdings Ltd	Containers & Packaging	6,108,000	1,611,455
I.T Ltd	Specialty Retail	12,510,395	8,929,106
Ju Teng International Holdings Ltd	Electronic Equipment, Instruments
	& Components	17,608,000	2,917,443
Luk Fook Holdings (International) Ltd	Specialty Retail	3,888,000	16,080,142
			29,538,146
Hungary 0.7%
Richter Gedeon Nyrt	Pharmaceuticals	403,870	7,383,495

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
India 15.5%
[b] Apollo Tyres Ltd	Auto Components	6,432,450	$23,865,649
Bajaj Holdings & Investment Ltd	Diversified Financial Services	922,172	38,826,593
Balkrishna Industries Ltd	Auto Components	319,566	4,861,642
Biocon Ltd	Biotechnology	567,660	5,137,215
Dalmia Bharat Ltd	Construction Materials	182,460	6,076,803
[b] Equitas Holdings Ltd	Consumer Finance	3,113,000	6,177,345
Federal Bank Ltd	Banks	12,610,038	15,076,418
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	1,197,798	10,201,229
Great Eastern Shipping Co. Ltd	Oil, Gas & Consumable Fuels	262,500	1,080,905
JK Cement Ltd	Construction Materials	761,388	9,674,165
Redington India Ltd	Electronic Equipment, Instruments
	& Components	6,117,598	9,780,472
Tata Chemicals Ltd	Chemicals	1,700,500	17,334,121
Vardhman Textiles Ltd	Textiles, Apparel & Luxury Goods	468,044	8,340,495
			156,433,052
Indonesia 1.3%
[b] Bank Permata Tbk PT	Banks	52,896,897	2,140,977
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,008,000	3,131,724
Mandom Indonesia Tbk PT	Personal Products	2,341,500	2,669,522
[b] Panin Financial Tbk PT	Insurance	396,600,700	5,645,956
			13,588,179
Kuwait 0.0%†
[d] National Gulf Holding	Diversified Financial Services	510,819	43,117
Malaysia 0.8%
7-Eleven Malaysia Holdings Bhd	Food & Staples Retailing	16,467,458	6,033,380
Hartalega Holdings Bhd	Health Care Equipment & Supplies	1,052,300	1,560,410
			7,593,790
Mexico 1.4%
Grupo Herdez SAB de CV	Food Products	4,483,374	9,334,788
Nemak SAB de CV	Auto Components	6,720,300	4,620,089
			13,954,877
Nigeria 0.2%
UAC of Nigeria PLC	Food Products	45,432,007	1,709,198
Pakistan 0.5%
Habib Bank Ltd	Banks	2,963,600	4,053,390
The Hub Power Co. Ltd	Independent Power & Renewable
	Electricity Producers	600,000	453,493
United Bank Ltd	Banks	434,000	600,580
			5,107,463
Peru 0.8%
[a] Intercorp Financial Services Inc., Reg S.	Banks	200,780	8,021,161
Philippines 1.1%
DMCI Holdings Inc	Industrial Conglomerates	15,192,600	2,989,352
International Container Terminal Services Inc	Transportation Infrastructure	4,953,880	7,175,971
Pepsi-Cola Products Philippines Inc	Beverages	21,736,200	904,258
			11,069,581

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Poland 1.0%
Amica SA	Household Durables	112,408	$3,267,124
[b] Fabryki Mebli Forte SA	Household Durables	363,000	4,591,623
Prime Car Management SA	Road & Rail	323,178	1,001,473
Wawel SA	Food Products	3,454	848,887
[b] Work Service SA.	Professional Services	1,500,134	717,336
			10,426,443
Russia 3.2%
Detsky Mir PJSC.	Specialty Retail	1,573,548	2,304,801
[a,b] Lenta Ltd., GDR, Reg S	Food & Staples Retailing	842,420	4,641,734
[a,b] Mail.Ru Group Ltd., GDR, Reg S.	Internet Software & Services	464,316	13,465,164
[a] TMK PAO, GDR, Reg S	Energy Equipment & Services	1,079,600	5,333,224
[a] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	247,043	6,541,699
			32,286,622
South Korea 11.4%
Cosmecca Korea Co. Ltd	Personal Products	226,111	7,237,011
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	876,295	26,436,549
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	656,000	10,292,272
Hans Biomed Corp	Biotechnology	435,466	9,506,542
Interojo Co. Ltd	Health Care Equipment & Supplies	111,210	3,454,748
Interpark Holdings Corp	Internet & Direct Marketing Retail	170,863	432,749
I-Sens Inc	Health Care Equipment & Supplies	181,746	3,666,205
LF Corp	Textiles, Apparel & Luxury Goods	204,751	5,158,242
Mando Corp	Auto Components	242,950	8,364,067
Medy-tox Inc	Biotechnology	29,386	20,215,060
Sebang Global Battery Co. Ltd	Auto Components	238,646	6,771,693
Silicon Works Co. Ltd	Semiconductors & Semiconductor Equipment	213,959	6,924,798
Vieworks Co. Ltd	Health Care Equipment & Supplies	151,355	4,138,719
Youngone Corp	Textiles, Apparel & Luxury Goods	61,846	1,857,487
			114,456,142
Sri Lanka 1.5%
Hatton National Bank PLC	Banks	3,397,647	4,829,252
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	10,596,925
			15,426,177
Switzerland 1.5%
[b] Wizz Air Holdings PLC	Airlines	315,667	15,007,313
Taiwan 10.6%
ADLINK Technology Inc	Technology Hardware, Storage & Peripherals	4,328,797	7,687,871
Eclat Textile Co. Ltd	Textiles, Apparel & Luxury Goods	581,400	6,918,702
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	9,478,100	4,288,432
Flytech Technology Co. Ltd	Electronic Equipment, Instruments
	& Components	2,181,220	5,599,481
Merida Industry Co. Ltd	Leisure Products	2,188,000	10,953,647
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	3,234,000	14,597,695
Pacific Hospital Supply Co. Ltd	Health Care Equipment & Supplies	1,552,000	3,637,739
PChome Online Inc	Internet Software & Services	2,081,035	8,778,577
[b] PharmaEssentia Corp	Biotechnology	1,581,000	10,380,146
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	7,269,500	14,748,050
Shin Zu Shing Co. Ltd	Machinery	1,793,000	5,297,420
St. Shine Optical Co. Ltd	Health Care Equipment & Supplies	370,000	8,478,104

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Taiwan (continued)
TTY Biopharm Co. Ltd	Pharmaceuticals	1,626,900	$5,207,234
			106,573,098
Thailand 2.8%
Delta Electronics Thailand PCL, fgn	Electronic Equipment, Instruments
	& Components	5,046,100	8,945,359
Dynasty Ceramic PCL, fgn	Building Products	16,746,100	1,126,556
[b] Dynasty Ceramic PCL, wts., 5/07/21	Building Products	6,698,440	142,088
Major Cineplex Group PCL, fgn	Media	5,920,300	4,413,315
TISCO Financial Group PCL, fgn	Banks	5,172,000	13,165,091
			27,792,409
Turkey 2.9%
[b] Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	419,456	543,408
Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	521,341	4,431,535
[b] Ozak Gayrimenkul Yatirim Ortakligi	Equity Real Estate Investment Trusts (REITs)	6,079,170	3,520,857
Pinar Entegre Et ve Un Sanayi AS	Food Products	753,127	1,302,001
[e] Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	7,075,547
[b,e] Reysas Gayrimenkul Yatirim Ortakligi AS	Equity Real Estate Investment Trusts (REITs)	24,575,397	5,939,447
Soda Sanayii AS	Chemicals	4,687,818	6,328,268
			29,141,063
United Arab Emirates 1.0%
Agthia Group PJSC	Food Products	1,299,581	1,698,267
Aramex PJSC	Air Freight & Logistics	7,672,868	8,251,182
			9,949,449
United Kingdom 1.0%
Stock Spirits Group PLC	Beverages	3,181,741	9,580,120
United States 1.6%
[b] IMAX Corp	Media	490,183	10,857,554
[b] Luxoft Holding Inc	IT Services	141,513	5,214,754
			16,072,308
Vietnam 5.9%
DHG Pharmaceutical JSC	Pharmaceuticals	1,677,648	7,453,453
FPT Corp	Electronic Equipment, Instruments
	& Components	2,778,362	5,022,193
[b] Hoa Phat Group JSC.	Metals & Mining	11,788,331	19,716,964
Imexpharm Pharmaceutical JSC	Pharmaceuticals	643,406	1,471,299
[b] Masan Group Corp	Food Products	2,374,060	8,169,120
Vietnam Container Shipping JSC	Marine	1,459,582	2,215,582
[b] Vincom Retail JSC	Real Estate Management & Development	6,697,210	11,318,324
[b] Vingroup JSC	Real Estate Management & Development	778,265	3,644,118
			59,011,053
Total Common Stocks and Other Equity
Interests (Cost $805,045,379)			938,210,907

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
	Industry	Shares	Value
Participatory Notes 1.2%
Saudi Arabia 1.2%
[f] Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co.,
144A, 4/12/28	Food Products	40,309	$1,012,468
HSBC Bank PLC, Mouwasat Medical Services Co.,
2/24/21.	Health Care Providers & Services	426,140	10,680,912
Total Participatory Notes
(Cost $11,300,965)			11,693,380
Preferred Stocks 0.7%
Brazil 0.3%
[g] Marcopolo SA, 1.179%, pfd	Machinery	3,636,826	3,144,054
Chile 0.4%
[g] Embotelladora Andina SA, 3.522%, pfd., A.	Beverages	1,250,500	4,398,186
Total Preferred Stocks (Cost $6,261,008)			7,542,240
Total Investments before Short Term
Investments (Cost $822,607,352)			957,446,527

Short Term Investments 6.3%

Money Market Funds (Cost $45,910,178) 4.6%
United States 4.6%
[h,i] Institutional Fiduciary Trust Money Market Portfolio,
1.51%		45,910,178	45,910,178
Investments from Cash Collateral Received for
Loaned Securities (Cost $17,360,530) 1.7%
Money Market Funds 1.7%
United States 1.7%
[h,i] Institutional Fiduciary Trust Money Market Portfolio,
1.51%		17,360,530	17,360,530
Total Investments (Cost $885,878,060)
101.4%			1,020,717,235
Other Assets, less Liabilities (1.4)%			(13,766,444)
Net Assets 100.0%			$1,006,950,791

|8

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

See Abbreviations on page 17.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2018, the aggregate value of these securities was $42,213,124, representing 4.2% of net assets.
bNon-income producing.
cA portion or all of the security is on loan at June 30, 2018.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eSee Note 4 regarding holdings of 5% voting securities.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2018, the value of this security was $1,012,468, representing 0.1% of net assets.
gVariable rate security. The rate shown represents the yield at period end.
hSee Note 5 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day effective yield at period end.

|9

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2018 (unaudited)
Templeton Frontier Markets Fund
	Industry	Shares	Value
Common Stocks 84.0%
Argentina 5.8%
BBVA Banco Frances SA, ADR	Banks	44,801	$553,740
Grupo Financiero Galicia SA, ADR	Banks	31,431	1,036,595
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	42,095	746,765
YPF Sociedad Anonima, D, ADR.	Oil, Gas & Consumable Fuels	191,709	2,603,408
			4,940,508
Bangladesh 3.1%
Beximco Pharmaceuticals Ltd	Pharmaceuticals	593,367	673,194
[a] Brac Bank Ltd	Banks	2,260,593	1,943,783
			2,616,977
Colombia 1.6%
Grupo Nutresa SA	Food Products	144,085	1,327,270
Egypt 6.7%
Commercial International Bank Egypt SAE	Banks	353,800	1,673,084
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	240,945	1,818,199
[a] Global Telecom Holding SAE	Wireless Telecommunication Services	8,456,826	2,207,567
			5,698,850
Kenya 4.7%
East African Breweries Ltd	Beverages	704,700	1,536,512
KCB Group Ltd	Banks	5,354,169	2,454,215
			3,990,727
Kuwait 10.2%
Agility Public Warehousing Co. KSC	Air Freight & Logistics	327,544	852,520
Human Soft Holding Co. KSC	Diversified Consumer Services	143,802	1,663,373
Mezzan Holding Co	Food Products	268,601	633,453
Mobile Telecommunications Co. KSC.	Wireless Telecommunication Services	1,328,334	1,908,558
National Bank of Kuwait SAKP	Banks	1,430,207	3,542,981
[b] National Gulf Holding	Diversified Financial Services	1,051,818	88,782
			8,689,667
Nigeria 2.1%
Guaranty Trust Bank PLC	Banks	2,824,953	316,489
Nigerian Breweries PLC	Beverages	2,764,965	873,469
UAC of Nigeria PLC.	Food Products	15,680,314	589,909
			1,779,867
Oman 1.0%
Bank Muscat SAOG	Banks	899,522	883,179
Pakistan 1.8%
Habib Bank Ltd	Banks	286,800	392,264
Indus Motor Co. Ltd	Automobiles	40,214	464,789
United Bank Ltd	Banks	482,400	667,557
			1,524,610
Peru 5.7%
Alicorp SA	Food Products	257,788	867,365
Credicorp Ltd	Banks	5,143	1,157,792
[a,c] InRetail Peru Corp., Reg S	Food & Staples Retailing	71,862	1,796,550
[c] Intercorp Financial Services Inc., Reg S	Banks	26,500	1,058,675
			4,880,382

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Philippines 9.0%
Ayala Corp	Diversified Financial Services	40,650	$700,816
BDO Unibank Inc	Banks	734,700	1,727,864
DMCI Holdings Inc	Industrial Conglomerates	2,799,700	550,879
GT Capital Holdings Inc	Diversified Financial Services	34,620	590,370
Metropolitan Bank & Trust Co	Banks	1,495,878	2,057,538
Puregold Price Club Inc	Food & Staples Retailing	549,000	479,418
Robinsons Retail Holdings Inc	Food & Staples Retailing	1,018,430	1,517,239
			7,624,124
Romania 1.6%
Banca Transilvania	Banks	693,482	417,064
OMV Petrom SA	Oil, Gas & Consumable Fuels	11,462,297	920,569
			1,337,633
Senegal 3.3%
Sonatel	Diversified Telecommunication Services	71,259	2,829,031
Sri Lanka 4.2%
Commercial Bank of Ceylon PLC	Banks	289,969	225,308
Hatton National Bank PLC	Banks	1,327,730	1,887,171
Hatton National Bank PLC, non-voting	Banks	639,704	721,334
Hemas Holdings PLC.	Industrial Conglomerates	1,021,284	723,221
			3,557,034
Togo 0.3%
[a] Ecobank Transnational Inc	Banks	5,218,422	288,709
Ukraine 1.8%
[c] MHP SE, GDR, Reg S	Food Products	118,267	1,572,951
United Arab Emirates 2.2%
Aramex PJSC	Air Freight & Logistics	1,755,216	1,887,509
Vietnam 13.3%
Binh Minh Plastics JSC	Building Products	955,767	2,439,530
DHG Pharmaceutical JSC	Pharmaceuticals	877,558	3,898,814
FPT Corp	Electronic Equipment, Instruments
	& Components	89,953	162,600
[a] Hoa Phat Group JSC	Metals & Mining	577,737	966,313
Imexpharm Pharmaceutical JSC	Pharmaceuticals	229,468	524,732
Vietnam Container Shipping JSC	Marine	421,443	639,732
Vietnam Dairy Products JSC	Food Products	209,377	1,550,366
[a] Vietnam Technological and Commercial Joint Stock Bank	Banks	273,000	1,090,407
			11,272,494
Zimbabwe 5.6%
[b] Delta Corp. Ltd	Beverages	5,908,770	4,727,016
Total Common Stocks (Cost $65,400,705)			71,428,538
Participatory Notes 9.3%
Saudi Arabia 9.3%
HSBC Bank PLC,
Mouwasat Medical Services Co., 2/24/21.	Health Care Providers & Services	77,636	1,945,894
National Commercial Bank, 11/09/20	Banks	44,941	582,381
[d] Samba Financial Group, 144A, 5/06/20	Banks	305,718	2,649,309

|11

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Industry	Shares	Value
Participatory Notes (continued)
Saudi Arabia (continued)
[d] Morgan Stanley BV,
[a] Saudi Dairy & Foodstuff Co., 144A, 1/28/19	Food Products	80,633	$2,025,312
Savola Al-Azizia United Co., 144A, 7/23/18	Food Products	70,909	704,297
Total Participatory Notes
(Cost $7,711,086)			7,907,193
Preferred Stocks 2.6%
Colombia 2.6%
[e] Banco Davivienda SA, 2.365%, pfd	Banks	60,824	767,810
[e] Bancolombia SA, 2.853%, ADR, pfd	Banks	31,200	1,490,736
Total Preferred Stocks (Cost $2,101,124)			2,258,546
Total Investments before Short Term
Investments (Cost $75,212,915)			81,594,277

Short Term Investments (Cost $2,176,698) 2.6%

Money Market Funds 2.6%
United States 2.6%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.51%.		2,176,698	2,176,698
Total Investments (Cost $77,389,613) 98.5%.			83,770,975
Other Assets, less Liabilities 1.5%			1,259,687
Net Assets 100.0%			$85,030,662

See Abbreviations on page 17.

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2018, the aggregate value of these securities was $4,428,176, representing 5.2% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2018, the aggregate value of these securities was $5,378,918, representing 6.3% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

|12

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|13

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Such risks may be greater when investing in emerging markets securities, of which frontier markets are a sub-set, due to underdeveloped legal, business, political or other frameworks necessary to support securities markets. Frontier markets generally have smaller economies and magnify the risks of investing in developing markets and may include the potential for extreme price volatility, government ownership, protectionist measures and unsettled securities laws. In addition, certain foreign securities may not be as liquid as U.S. securities, or may have restrictions or delays in repatriation into U.S. dollars.

Zimbabwe adopted the US dollar as its official currency in 2009 after a period of severe hyperinflation and economic decline. Since that time, its economy has continued to struggle and, despite the government’s issuance of bond notes in August 2017, liquidity conditions have continued to deteriorate. Currency restrictions and other concerns have led investors to seek alternative stores of value, causing severe inflationary pressures. These economic conditions could affect the value of the Fund’s portfolio. At June 30, 2018, the Fund had 5.6% of its net assets invested in Zimbabwe.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,279,170	—	—	3,279,170	$7,075,547	$308,380	$—	$(2,949,582)
Reysas Gayrimenkul Yatirim Ortakligi AS	24,575,397	—	—	24,575,397	5,939,447	—	—	(3,126,101)
Total Affiliated Securities (Value is 1.3% of Net Assets)					$13,014,994	$308,380	$—	$(6,075,683)

|14

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Templeton Dynamic Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.51%	636,370	646,151	(702,563)	579,958	$579,958	$2,146	$—	$—

Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.51%	64,864,180	92,224,990	(93,818,462)	63,270,708	$63,270,708	$165,479	$—	$—

Templeton Frontier Markets Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.51%	3,189,047	7,274,279	(8,286,628)	2,176,698	$2,176,698	$7,521	$—	$—

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Dynamic Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,506,671	$—	$—	$10,506,671
Short Term Investments	579,958	—	—	579,958
Total Investments in Securities	$11,086,629	$—	$—	$11,086,629

|15

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Kuwait	$—	$—	$43,117	$43,117
All Other Equity Investments.	945,710,030	—	—	945,710,030
Participatory Notes	—	11,693,380	—	11,693,380
Short Term Investments	63,270,708	—	—	63,270,708
Total Investments in Securities	$1,008,980,738	$11,693,380	$43,117	$1,020,717,235

Templeton Frontier Markets Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Kuwait	$8,600,885	$—	$88,782	$8,689,667
Zimbabwe	—	—	4,727,016	4,727,016
All Other Equity Investments.	60,270,401	—	—	60,270,401
Participatory Notes	—	7,907,193	—	7,907,193
Short Term Investments	2,176,698	—	—	2,176,698
Total Investments in Securities	$71,047,984	$7,907,193	$4,815,798	$83,770,975

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks as well as other equity investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended June 30, 2018, is as follows:

								Net Change in
								Unrealized
								Appreciation
					Net	Net		(Depreciation)
	Balance at		Transfers Into		Realized	Unrealized	Balance	on Assets
	Beginning of	Purchases	(Out of)	Cost Basis	Gain	Appreciation	at End	Held at
	Period	(Sales)	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:
Kuwait	$372,835	$—	$—	$—	$—	$(284,053)	$88,782	$(284,053)
Zimbabwe	5,685,578	—	—	—	—	(958,562)	4,727,016	(958,562)
Total	$6,058,413	$—	$—	$—	$—	$(1,242,615)	$4,815,798	$(1,242,615)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2018, are as follows:

|16

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Fair Value at				Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Input Increases[a]
Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:
			Discount for lack of
Kuwait	$88,782	Market Comparables	marketability	75.0%	Decrease[b]
			Implied foreign
Zimbabwe	4,727,016	Market Comparables	exchange rate[d]	2.2	Decrease[c]
Total	$4,815,798

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cRepresents a significant impact to fair value and net assets.
dVarious forms of currency exist within Zimbabwe, including US Dollars and several alternative forms of currency (electronic cash and bonds notes). These alternative forms of currency are not directly fungible with US Dollars and therefore an implied foreign exchange rate is necessary to translate the values into the US Dollar equivalent.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR American Depositary Receipt
GDR Global Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|17

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By    /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date: August 24, 2018

By   /s/ROBERT G. KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and

   Chief Accounting Officer

Date: August 24, 2018